OTHER ASSETS - Property and equipment, net (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
OTHER ASSETS
Total of gross carrying amount	$ 274,570		$ 270,640		$ 268,192
Total of accumulated depreciation	(114,463)		(121,192)		(92,435)
Property and equipment, net	160,107		149,448		175,757
Depreciation expenses on property and equipment	25,213	$ 14,459	36,926	$ 23,239
Computers and equipment
OTHER ASSETS
Total of gross carrying amount	106,806		103,709		109,989
Total of accumulated depreciation	(38,700)		(41,898)		(29,852)
Furniture and fixtures
OTHER ASSETS
Total of gross carrying amount	70,504		68,890		64,507
Total of accumulated depreciation	(31,314)		(33,502)		(23,828)
Office equipment
OTHER ASSETS
Total of gross carrying amount	65,639		64,168		64,822
Total of accumulated depreciation	(41,101)		(42,218)		(35,860)
Office building
OTHER ASSETS
Total of gross carrying amount	30,982		33,233		28,239
Total of accumulated depreciation	(2,740)		(2,966)		(2,291)
Vehicle
OTHER ASSETS
Total of gross carrying amount	639		640		635
Total of accumulated depreciation	$ (608)		$ (608)		$ (604)